Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Assets and Liabilities and Operations of Discontinued Operations

The following table shows the assets and liabilities of Lexi-Luu as of July 1, 2014 as well as results of operations for the six months ended July 1, 2014.

July 1, 2014
Assets	$71,339
Liabilities	$512,840
Net Revenues	$210,767
Net Income (Loss)	$(23,752)

Schedule of Operations of Discontinued Operations

The following table shows the results of operations of Lexi-Luu during certain periods when it was owned by the Company:

	For the Period Ended
	December 31, 2015	June 30, 2014
Sales	$-	$210,767
Cost of Goods Sold	-	110,368
Gross Profit	-	100,399
Operating Expenses	-	115,969
Loss from Operations	-	(15,570)
Other Income (Expenses)	-	(8,182)
Net Loss	$-	$(23,752)